J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Small Cap Blend Fund

JPMorgan U.S. Small Company Fund

JPMORGAN TRUST II

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 19, 2026

to the current Summary Prospectuses, Prospectuses

and Statement of Additional Information as supplemented

Portfolio Manager Changes at the end of the first quarter of 2027.

Eytan Shapiro, Chief Investment Officer (“CIO”) of the U.S. Equity Growth Team, has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) at the end of the first quarter of 2027. Mr. Shapiro will continue as the CIO of the U.S. Equity Growth Team until his retirement. Upon Mr. Shapiro’s retirement, Philip D. Hart will succeed Mr. Shapiro as the CIO of the U.S. Equity Growth Team, and Robert A. Ippolito will succeed Mr. Hart as lead portfolio manager of the JPMorgan Small Cap Value Fund and the JPMorgan U.S. Small Company Fund (together, the “Small Cap Funds”) and Mr. Hart will no longer serve as a portfolio manager of the Small Cap Funds at the end of the first quarter of 2027. As reflected below, Mr. Hart will remain a portfolio manager of the Small Cap Growth Fund.

Portfolio Manager Changes on July 31, 2026.

On July 29, 2025, it was previously announced that Mr. Shapiro would step back from portfolio management duties at JPMIM during the third quarter of 2026. Effective upon the close of business on July 31, 2026 (the “Effective Date”), Mr. Shapiro will step back from portfolio management duties at JPMIM with respect to Small Cap Growth Fund and Small Cap Blend Fund. With respect to the JPMorgan Small Cap Growth Fund, Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the Effective Date. Upon the Effective Date, the remaining co-portfolio manager Michael Stein will become the lead portfolio manager, and Philip D. Hart will also continue to be responsible for the day-to-day management of the Fund as co-portfolio manager. With respect to the JPMorgan Small Cap Blend Fund, Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the Effective Date. Upon the Effective Date, the Fund’s current co-portfolio managers, Mr. Stein and Lawrence E. Playford, will continue to be responsible for the day-to-day management of the Fund.

Upon the Effective Date, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

JPMorgan Small Cap Blend Fund:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lawrence E. Playford	2018	Managing Director
Michael Stein	2025	Managing Director

SUP-USEQ-PM-526

JPMorgan U.S. Small Company Fund:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart*	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert A. Ippolito	2022	Executive Director

*	At the end of the first quarter of 2027, Mr. Hart will no longer serve as portfolio manager of the U.S. Small Company Fund.

JPMorgan Small Cap Growth Fund:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michael Stein	2023	Managing Director
Phillip D. Hart	2023	Managing Director

JPMorgan Small Cap Value Fund:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart*	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert A. Ippolito	2022	Executive Director

*	At the end of the first quarter of 2027, Mr. Hart will no longer serve as portfolio manager of the Small Cap Value Fund.

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Small Cap Blend Fund

The portfolio management team is led by Lawrence E. Playford, Managing Director of JPMIM and a CFA charterholder, and Michael Stein, Managing Director of JPMIM and a CFA charterholder. Mr. Playford leads the team primarily responsible for the Fund’s value investments while Mr. Stein leads the team primarily responsible for the Fund’s growth investments. Information about Messrs. Playford and Stein is discussed earlier.

Small Cap Growth Fund

The portfolio management team is led by Michael Stein, Managing Director of JPMIM and a CFA charterholder and Phillip D. Hart, Managing Director of JPMIM and a CFA charterholder. Mr. Hart is Head of the U.S. Structured Equity Small and Mid Cap team, and a portfolio manager. An employee since 2003, he has been managing small and mid cap assets for the past 20 years and his responsibilities include managing all of the team’s strategies. Previously, he has held roles as both a fundamental and quantitative research analyst in addition to helping with daily implementation and maintenance of portfolios. Information about Mr. Stein is discussed earlier.

As noted above, Mr. Shapiro, has announced his retirement from JPMIM at the end of the first quarter of 2027. Upon Mr. Shapiro’s retirement, Mr. Hart will succeed Mr. Shapiro as the CIO of the U.S. Equity Growth Team.

Small Cap Value Fund

U.S. Small Company Fund

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Disciplined Core Equity team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Akash Gupta and Robert Ippolito. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Gupta, Executive Director, is a research analyst and portfolio manager on the U.S. Disciplined Core Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM). Mr. Ippolito, Executive Director and CFA charterholder, has served as a portfolio manager of the Fund since November 2022. An employee since 2009, Mr. Ippolito has worked as a portfolio manager in the U.S. Structured Equity Small and Mid-Cap Group since 2022. Prior to becoming a portfolio manager, Mr. Ippolito was a fundamental research analyst within the group. Information about Mr. Hart is discussed earlier in this section.

As noted above, Mr. Shapiro, has announced his retirement from JPMIM at the end of the first quarter of 2027. Upon Mr. Shapiro’s retirement, Mr. Hart will succeed Mr. Shapiro as the CIO of the U.S. Equity Growth Team, and Mr. Ippolito will succeed Mr. Hart as lead portfolio manager of the Funds. Mr. Hart will no longer serve as a portfolio manager of the Funds at the end of the first quarter of 2027.

Upon the Effective Date, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Blend Fund
Lawrence E. Playford	14	20,283,467	2	219,968	100	415,750
Michael Stein	7	26,766,677	4	744,116	4	648,858

Small Cap Growth Fund
Michael Stein	6	23,533,120	4	744,116	4	648,858
Phillip D. Hart	11	6,675,085	4	983,091	3	795,133

Small Cap Value Fund
Phillip D. Hart*	11	8,725,956	4	983,091	3	795,133
Wonseok Choi	10	8,825,272	1	166,167	3	795,133
Akash Gupta	8	4,155,804	2	285,279	3	795,133
Robert Ippolito	8	4,155,804	2	285,279	3	795,133

U.S. Small Company Fund
Phillip D. Hart*	11	8,987,086	4	983,091	3	795,133
Wonseok Choi	10	9,086,402	1	166,167	3	795,133
Akash Gupta	8	4,416,934	2	285,279	3	795,133
Robert Ippolito	8	4,416,934	2	285,279	3	795,133

*	At the end of the first quarter of 2027, Mr. Hart will no longer serve as portfolio manager of the Funds.

	Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Blend Fund
Lawrence E. Playford	0	0	0	0	1	105,582
Michael Stein	0	0	0	0	0	0

Small Cap Growth Fund
Michael Stein	0	0	0	0	0	0
Phillip D. Hart	0	0	0	0	0	0

Small Cap Value Fund
Phillip D. Hart*	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0

U.S. Small Company Fund
Phillip D. Hart*	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0

*	At the end of the first quarter of 2027, Mr. Hart will no longer serve as portfolio manager of the Funds.

In addition, upon the Effective Date, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Small Cap Blend Fund
Lawrence E. Playford							X
Michael Stein	X

Small Cap Growth Fund
Michael Stein					X
Philip D. Hart					X

Small Cap Value Fund
Phillip D. Hart*					X
Wonseok Choi			X
Akash Gupta			X
Robert Ippolito			X

U.S. Small Company Fund
Phillip D. Hart*						X
Wonseok Choi					X
Akash Gupta			X
Robert Ippolito			X

* At the end of the first quarter of 2027, Mr. Hart will no longer serve as portfolio manager of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE